Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt agreements amounts outstanding

The table below presents a breakdown of the Company’s long-term debt as of December 31, 2015 and 2016:

	2015	2016
(a) Commerzbank AG (August 12, 2011)	$25,912,500	$-
(b) Unicredit Bank AG (November 19, 2007)	13,885,750	-
(c) Bank of Ireland (March 30, 2009)	7,825,000	-
(d) Nordea Bank Finland Plc (May 6, 2014)	73,928,185	-
(e) Senior unsecured notes due 2021	25,000,000	16,517,275
(f) Convertible Note (issued in November 2016)	-	500,000
Total	$146,551,435	17,017,275
Less: related deferred financing costs	1,877,534	442,314
Total debt, net of deferred financing costs	$144,673,901	$16,574,961

Disclosed as follows in the Consolidated Balance Sheets
Liabilities associated with vessels held for sale	$47,587,119	$-
Current portion of long-term debt	97,086,782	16,574,961
Total	$144,673,901	$16,574,961

Schedule of minimum annual principal payments

As of December 31, 2016, the minimum annual principal payments for the outstanding debt required to be made after the balance sheet date, are as follows:

To December 31,
2017	$500,000
2018	-
2019	-
2020	-
2021	16,517,275
Total	$17,017,275